Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MSS SERIES TRUST
Entity Central Index Key	0001368578
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
True Rock Fund
Shareholder Report [Line Items]
Fund Name	One Rock Fund
Class Name	Institutional Class
Trading Symbol	ONERX
Annual or Semi-Annual Statement [Text Block]	Additional Information: This semi-annual shareholder report contains information about One Rock Fund - ONERX (the “Fund”) for the period December 1, 2025 to May 31, 2026.
Additional Information [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, by visiting https://www.truerockfund.com. You can also request this information by contacting us at 1-800-564-3899.

Expenses [Text Block]

EXPENSE INFORMATION

What was the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Costs paid as a
	Cost of a	percentage of a
	$10,000	$10,000 investment
Fund Name	investment	(annualized)
One Rock Fund	$83	1.28%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.28%
Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Average Annual Return [Table Text Block]

TRAILING RETURNS

Period ending May 31, 2026

	One Rock Fund	S&P 500 Index
1 Year	126.69%	29.78%

5 Years Annualized	36.08%	14.16%

Since Inception Annualized*	43.73%	17.95%

Since Inception Growth of $10,000	$95,991	$27,989

*Annualized Returns Since Inception – March 6, 2020.

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-800-564-3899.

Net Assets	$ 56,765,495
Holdings Count | Holdings	55
Advisory Fees Paid, Amount	$ 193,661
Investment Company, Portfolio Turnover	329.75%
Additional Fund Statistics [Text Block]	ABOUT THE FUND
Net Assets	$56,765,495
Portfolio Holdings	55
Portfolio Turnover	329.75%
Advisory Fees Paid by Fund	$193,661

Holdings [Text Block]
Largest Holdings [Text Block]

TOP 10 HOLDINGS (% OF NET ASSETS)

SNDK	Sandisk Corp.	6.60%
MU	Micron Technology, Inc.	6.16%
BE	Bloom Energy Corp.	5.72%
COHR	Coherent, Inc.	5.08%
NVDA	NVIDIA Corporation	4.24%
DOCN	DigitalOcean Holdings, Inc.	3.93%
CLS	Celestica, Inc.	3.62%
PLTR	Palantir Technologies Inc.	3.52%
LITE	Lumentum Holdings, Inc.	3.49%
AMD	Advanced Micro Devices, Inc.	3.33%
	TOTAL	45.69%

Material Fund Change [Text Block]

Material Fund Changes

Effective May 12, 2026, the Board appointed Bob Anastasi as Treasurer, Secretary and Chief Compliance Officer of the Trust and approved Hanover Fund Administration, LLC (“Hanover”) to provide administrator and compliance services to the Trust, replacing Empirical Administrators, LLC. Mr. Anastasi is the owner/president of Hanover, and also the vice president of MSS.

Effective June 26, 2026, One Rock Fund was renamed True Rock Fund. The ticker also changed from ONERX to TRUEX.

Updated Prospectus Phone Number	1-800-564-3899
Updated Prospectus Web Address	https://www.truerockfund.com